Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,524	£ 10,843
AT1 capital	2,196	2,196
Tier 1 capital	12,720	13,039
Tier 2 capital	2,055	1,461
Total regulatory capital	14,775	14,500
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	12,770	12,515
– Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,196	2,196
Tier 2 capital	2,193	2,111
– Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6,047	6,563
– Accumulated other reserves and non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(337)	(1,108)
– Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,129)	(1,133)
– Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(349)	(351)
– Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	335	1,116
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(14)	(27)
– Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(520)	(755)
– NPE Backstop
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0	(4)
– Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(3)	(3)
– Regulatory deductions for instruments issued by subsidiary undertakings
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	(331)	(857)
– Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	£ 193	£ 207